Capital Structure, Financial Risk and Related Items - Changes in Share Capital (Details) kr / shares in Units, $ in Millions		12 Months Ended
	Mar. 12, 2025 DKK (kr) kr / shares shares	Dec. 31, 2025 USD ($) shares		Dec. 31, 2025 DKK (kr) kr / shares shares	Dec. 31, 2024 USD ($) shares		Dec. 31, 2024 DKK (kr) kr / shares shares	Dec. 31, 2023 USD ($) shares		Dec. 31, 2023 DKK (kr) kr / shares shares	Dec. 31, 2025 DKK (kr) kr / shares shares
Disclosure of classes of share capital [line items]
Share capital		$ 10.0			$ 10.0	[1]		$ 10.0	[1]		kr 64,000,000
Number of shares authorized (in shares)		64,238,408									64,238,408
Nominal amount (in DKK per share) | kr / shares	kr 1										kr 1
Number of shares
Number of shares, at beginning of period		66,187,186		66,187,186	66,074,535		66,074,535	65,961,573		65,961,573
Exercise of warrants (in shares)		128,075		128,075	112,651		112,651	112,962		112,962
Share capital reduction (in shares)	(2,076,853)	(2,076,853)		(2,076,853)
Number of shares, at end of period		64,238,408		64,238,408	66,187,186		66,187,186	66,074,535		66,074,535
Share capital
Share capital, at beginning of period		$ 10.0	[1]	kr 66,000,000	$ 10.0	[1]	kr 66,000,000	$ 10.0		kr 66,000,000
Exercise of warrants		0.0		0	0.0		0	0.0		0
Share capital reduction	kr (2,076,853)	0.0		(2,000,000)
Share capital, at end of period		$ 10.0		kr 64,000,000	$ 10.0	[1]	kr 66,000,000	$ 10.0	[1]	kr 66,000,000
Bottom of range
Share capital
Exercise price warrants granted (in DKK per share) | kr / shares				kr 962.00			kr 962.00			kr 815.50
Top of range
Share capital
Exercise price warrants granted (in DKK per share) | kr / shares				kr 1,615			kr 1,615			kr 1,948

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Refer to Note 1.1 for more information.